Allowance for Loan Losses - Modified Loans Accounts for TDR (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Modifications [Line Items]
Modified Loans	$ 2,818	$ 5,054	$ 277
Charge-offs	541	154	43
Payment-Default	1,771	1,450	89
Private Education Traditional Loans [Member]
Financing Receivable, Modifications [Line Items]
Modified Loans	2,375	4,103	171
Charge-offs	389	99	18
Payment-Default	1,351	1,036	50
Private Education Loans - Non-Traditional [Member]
Financing Receivable, Modifications [Line Items]
Modified Loans	443	951	106
Charge-offs	152	55	25
Payment-Default	$ 420	$ 414	$ 39